Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000064276_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000064276_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000064276_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.98%
C000019555_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000019555_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000019555_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.98%
C000019557_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000019557_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000019557_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.98%
C000212507_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000212507_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000212507_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.59%
C000212506_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000212506_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000212506_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.59%
C000064274_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000064274_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000064274_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.98%
C000064276_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064276_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000064276_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,096
C000064276_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,851
C000064276_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 12,236
C000064276_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 14,002
C000064276_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 14,173
C000064276_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 17,287
C000064276_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 20,819
C000064276_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 18,271
C000064276_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 20,481
C000064276_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,822	$ 24,822	$ 24,822	$ 24,822	$ 24,822
C000064276_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Puritan Composite Index℠
C000064276_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064276_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,106
C000064276_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,125
C000064276_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,209
C000064276_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,557
C000064276_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,401
C000064276_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,734
C000064276_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,733
C000064276_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,549
C000064276_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,135
C000064276_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	22,758	$ 22,758
C000064276_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000064276_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064276_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000064276_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,309
C000064276_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,145
C000064276_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,730
C000064276_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,189
C000064276_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,740
C000064276_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,893
C000064276_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,986
C000064276_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,650
C000064276_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	33,882	$ 33,882	$ 33,882
C000064276_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.19%
C000064276_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.86%
C000064276_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.52%
C000064276_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000064276_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000064276_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.57%
C000019555_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Balanced Fund
C000019555_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019555_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,086
C000019555_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,866
C000019555_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,183
C000019555_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,740
C000019555_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,098
C000019555_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,121
C000019555_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,372
C000019555_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,637
C000019555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,798
C000019555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,928	$ 24,928	24,928	$ 24,928	$ 24,928
C000019555_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Balanced Hybrid Composite Index℠
C000019555_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019555_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,106
C000019555_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,125
C000019555_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,209
C000019555_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,557
C000019555_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,401
C000019555_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,734
C000019555_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,733
C000019555_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,549
C000019555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,135
C000019555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	22,758	$ 22,758
C000019555_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000019555_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019555_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000019555_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,309
C000019555_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,145
C000019555_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,730
C000019555_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,189
C000019555_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,740
C000019555_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,893
C000019555_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,986
C000019555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,650
C000019555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	33,882	$ 33,882	$ 33,882
C000019555_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.85%
C000019555_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.07%
C000019555_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.56%
C000019555_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000019555_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000019555_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.57%
C000019557_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Puritan® Fund
C000019557_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019557_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,087
C000019557_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,829
C000019557_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,197
C000019557_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,946
C000019557_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,109
C000019557_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,191
C000019557_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,685
C000019557_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,141
C000019557_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,317
C000019557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,602	$ 24,602	24,602	$ 24,602	$ 24,602
C000019557_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Puritan Composite Index℠
C000019557_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019557_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,106
C000019557_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,125
C000019557_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,209
C000019557_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,557
C000019557_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,401
C000019557_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,734
C000019557_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,733
C000019557_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,549
C000019557_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,135
C000019557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	22,758	$ 22,758
C000019557_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000019557_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019557_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000019557_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,309
C000019557_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,145
C000019557_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,730
C000019557_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,189
C000019557_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,740
C000019557_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,893
C000019557_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,986
C000019557_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,650
C000019557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000019557_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.09%
C000019557_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.76%
C000019557_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000019557_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000019557_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000019557_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.57%
C000212507_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Puritan® K6 Fund
C000212507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000212507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,265
C000212507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,518
C000212507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							15,091
C000212507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,227
C000212507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,821	$ 14,821	$ 14,821	$ 14,821	14,821
C000212507_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Puritan Composite Index℠
C000212507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000212507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,258
C000212507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,919
C000212507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,056
C000212507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,500
C000212507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,630	13,630	$ 13,630	13,630	13,630
C000212507_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000212507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,176
C000212507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,409
C000212507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,276
C000212507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,449
C000212507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,752	$ 16,752	$ 16,752	16,752	16,752
C000212507_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.22%
C000212507_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.85%
C000212507_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.88%
C000212507_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000212507_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000212507_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.70%
C000212506_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Balanced K6 Fund
C000212506_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000212506_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,235
C000212506_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,421
C000212506_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							15,544
C000212506_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,598
C000212506_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,241	$ 15,241	$ 15,241	15,241	15,241
C000212506_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Balanced Hybrid Composite Index℠
C000212506_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000212506_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,258
C000212506_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,919
C000212506_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,056
C000212506_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,500
C000212506_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,630	13,630	$ 13,630	13,630	13,630
C000212506_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212506_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000212506_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,176
C000212506_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,409
C000212506_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,276
C000212506_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,449
C000212506_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,752	$ 16,752	$ 16,752	16,752	$ 16,752
C000212506_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.11%
C000212506_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.33%
C000212506_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.28%
C000212506_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000212506_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000212506_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.70%
C000064274_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064274_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064274_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,095
C000064274_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,886
C000064274_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,217
C000064274_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,790
C000064274_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,167
C000064274_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,211
C000064274_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,501
C000064274_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,764
C000064274_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,963
C000064274_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,134	$ 25,134	25,134	25,134	$ 25,134
C000064274_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Balanced Hybrid Composite Index℠
C000064274_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064274_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,106
C000064274_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,125
C000064274_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,209
C000064274_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,557
C000064274_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,401
C000064274_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,734
C000064274_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,733
C000064274_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,549
C000064274_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,135
C000064274_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	22,758	$ 22,758
C000064274_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000064274_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000064274_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,048
C000064274_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,309
C000064274_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,145
C000064274_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 15,730
C000064274_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,189
C000064274_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 19,740
C000064274_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,893
C000064274_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 22,986
C000064274_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 26,650
C000064274_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000064274_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.90%
C000064274_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.15%
C000064274_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.65%
C000064274_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000064274_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000064274_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.57%